Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	lesser of lease term or expected useful life
Office equipment and furnishings [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	1 year
Office equipment and furnishings [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	5 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	2 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	5 years
Server room equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	5 years
Vehicles [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	5 years
Office building [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	35 years
Office building improvement [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Useful life term	15 years